UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                -------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             BlueCrest Capital Management LLP
Address:          Level 6, 29 The High Street
                  St Peter Port
                  GY1 2JX, Guernsey


Form 13F File Number:    028-11935
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Charles Olver
Title:            Group Head of Compliance
Phone:            + 44 20 3180 3040

Signature, Place and Date of Signing:


    /s/ Charles Olver                  London, UK           August 16, 2010
---------------------------         -----------------      -----------------
         [Signature]                  [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                  ----------------------------

Form 13F Information Table Entry Total:                        79
                                                  ----------------------------

Form 13F Information Table Value Total:                     $167,826
                                                  ----------------------------
                                                         (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                   BLUECREST CAPITAL MANAGEMENT LLP
                                                               FORM 13F
                                                     Quarter Ended June 30, 2010

---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------------
                                                           VALUE      SHRS OR     SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
                                                          ---------  ----------   ---  ----  ---------- --------  ------ ------ ----
       NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT     PRN  CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------   ---------   --------  ----------   ---  ----  ---------- -------- ------- ------ ----
AGILENT TECHNOLOGIES INC          COM          00846U101      495        17,400   SH          SOLE                 17,400
AMERICAN TOWER CORP               CL A         029912201    2,336        52,500   SH   PUT    SOLE                 52,500
AUTODESK INC                      COM          052769106      893        36,639   SH          SOLE                 36,639
BB&T CORP                         COM          054937107      805        30,604   SH          SOLE                 30,604
BB&T CORP                         COM          054937107    1,316        50,000   SH   PUT    SOLE                 50,000
BECTON DICKINSON & CO             COM          075887109      532         7,863   SH          SOLE                  7,863
BED BATH & BEYOND INC             COM          075896100      263         7,100   SH          SOLE                  7,100
BEST BUY INC                      COM          086516101      921        27,199   SH          SOLE                 27,199
CB RICHARD ELLIS GROUP INC        CL A         12497T101    1,445       106,173   SH          SOLE                106,173
CELGENE CORP                      COM          151020104      864        16,996   SH          SOLE                 16,996
CEPHALON INC                      COM          156708109      721        12,712   SH          SOLE                 12,712
CIGNA CORP                        COM          125509109      323        10,406   SH          SOLE                 10,406
CLIFFS NATURAL RESOURCES INC      COM          18683K101    7,198       152,622   SH          SOLE                152,622
CME GROUP INC                     COM          12572Q105    2,252         8,000   SH          SOLE                  8,000
CONSTELLATION ENERGY GROUP I      COM          210371100      698        21,647   SH          SOLE                 21,647
CUMMINS INC                       COM          231021106    1,148        17,632   SH          SOLE                 17,632
D R HORTON INC                    COM          23331A109    1,119       113,845   SH          SOLE                113,845
DELL INC                          COM          24702R101    2,219       184,034   SH          SOLE                184,034
ENERNOC INC                       COM          292764107      831        26,447   SH          SOLE                 26,447
FEDEX CORP                        COM          31428X106    1,537        21,928   SH          SOLE                 21,928
FEDEX CORP                        COM          31428X106    1,613        23,000   SH   PUT    SOLE                 23,000
FORD MTR CO DEL              COM PAR $0.01     345370860    6,401       635,000   SH   PUT    SOLE                635,000
FOSTER WHEELER AG                 COM          H27178104    1,087        51,591   SH          SOLE                 51,591
GENERAL CABLE CORP DEL NEW        COM          369300108      858        32,177   SH          SOLE                 32,177
GILEAD SCIENCES INC               COM          375558103      558        16,279   SH          SOLE                 16,279
HEALTH CARE REIT INC         NOTE 4.750% 7/1   42217KAQ9   19,097    17,500,000   PRN         SOLE                              NONE
INTERCONTINENTALEXCHANGE INC      COM          45865V100      745         6,595   SH          SOLE                  6,595
INTL PAPER CO                     COM          460146103    1,698        75,042   SH          SOLE                 75,042
ISHARES INC                  MSCI MEX INVEST   464286822    3,831        80,000   SH   PUT    SOLE                 80,000
ISHARES TR INDEX             MSCI EMERG MKT    464287234    3,732       100,000   SH          SOLE                100,000
ISHARES TR INDEX             MSCI EMERG MKT    464287234    8,923       239,100   SH   PUT    SOLE                239,100
ISHARES TR INDEX             S&P GLB100INDX    464287572   17,254       339,845   SH          SOLE                339,845
ISHARES TR INDEX             RUSSELL 2000      464287655    7,334       120,000   SH   PUT    SOLE                120,000
JOHNSON CTLS INC                  COM          478366107    1,075        40,000   SH   PUT    SOLE                 40,000
L-3 COMMUNICATIONS HLDGS INC      COM          502424104      405         5,712   SH          SOLE                  5,712
LAS VEGAS SANDS CORP              COM          517834107      775        35,000   SH   PUT    SOLE                 35,000
LOUISIANA PAC CORP                COM          546347105    3,215       480,600   SH          SOLE                480,600
LOWES COS INC                     COM          548661107      229        11,200   SH          SOLE                 11,200
MACYS INC                         COM          55616P104    3,449       192,698   SH          SOLE                192,698
MASCO CORP                        COM          574599106      713        66,295   SH          SOLE                 66,295
MEDTRONIC INC                     COM          585055106      375        10,331   SH          SOLE                 10,331
MGM MIRAGE                        COM          552953101      289        30,000   SH   PUT    SOLE                 30,000
MOLECULAR INSIGHT PHARM INC       COM          60852M104       41        24,671   SH          SOLE                 24,671
MONSANTO CO NEW                   COM          61166W101    1,297        28,057   SH          SOLE                 28,057
MOTOROLA INC                      COM          620076109      568        87,100   SH          SOLE                 87,100
NATIONAL OILWELL VARCO INC        COM          637071101    1,891        57,196   SH          SOLE                 57,196
NEXTERA ENERGY INC                COM          65339F101      995        20,398   SH          SOLE                 20,398
NORFOLK SOUTHERN CORP             COM          655844108      250         4,705   SH          SOLE                  4,705
NRG ENERGY INC                  COM NEW        629377508      212        10,000   SH          SOLE                 10,000
NUCOR CORP                        COM          670346105    1,019        26,611   SH          SOLE                 26,611
NVIDIA CORP                       COM          67066G104    2,198       215,282   SH          SOLE                215,282
PACCAR INC                        COM          693718108    1,734        43,500   SH   PUT    SOLE                 43,500
PAYCHEX INC                       COM          704326107      436        16,787   SH          SOLE                 16,787
PAYCHEX INC                       COM          704326107    1,558        60,000   SH   PUT    SOLE                 60,000
PENNEY J C INC                    COM          708160106    3,274       152,424   SH          SOLE                152,424
PRUDENTIAL FINL INC               COM          744320102      704        13,126   SH          SOLE                 13,126
ROYAL CARIBBEAN CRUISES LTD       COM          V7780T103      683        30,000   SH   PUT    SOLE                 30,000
SELECT SECTOR SPDR TR        SBI CONS DISCR    81369Y407    6,846       235,000   SH   PUT    SOLE                235,000
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605    2,072       150,000   SH   PUT    SOLE                150,000
SELECT SECTOR SPDR TR         SBI INT-INDS     81369Y704    7,955       290,000   SH   PUT    SOLE                290,000
SOUTHWEST AIRLS CO                COM          844741108    1,555       140,000   SH   PUT    SOLE                140,000
STATE STR CORP                    COM          857477103    1,281        37,877   SH          SOLE                 37,877
SYSCO CORP                        COM          871829107      558        19,528   SH          SOLE                 19,528
THOMPSON CREEK METALS CO INC      COM          884768102      869       100,000   SH          SOLE                100,000
THOMPSON CREEK METALS CO INC      COM          884768102      869       100,000   SH   PUT    SOLE                100,000
THOMPSON CREEK METALS CO INC      COM          884768102      869       100,000   SH   CALL   SOLE                100,000
TIFFANY & CO NEW                  COM          886547108      741        19,546   SH          SOLE                 19,546
TJX COS INC NEW                   COM          872540109    1,511        36,009   SH          SOLE                 36,009
TRW AUTOMOTIVE HLDGS CORP         COM          87264S106    1,654        60,000   SH   PUT    SOLE                 60,000
U S G CORP                      COM NEW        903293405    1,208       100,000   SH   PUT    SOLE                100,000
VERISIGN INC                      COM          92343E102      604        22,754   SH          SOLE                 22,754
VERIZON COMMUNICATIONS INC        COM          92343V104      280        10,000   SH          SOLE                 10,000
VULCAN MATLS CO                   COM          929160109    1,100        25,102   SH          SOLE                 25,102
WALGREEN CO                       COM          931422109    1,231        46,090   SH          SOLE                 46,090
WELLPOINT INC                     COM          94973V107    3,096        63,267   SH          SOLE                 63,267
WILLIAMS COS INC DEL              COM          969457100    1,113        60,886   SH          SOLE                 60,886
WYNN RESORTS LTD                  COM          983134107      905        11,862   SH          SOLE                 11,862
WYNN RESORTS LTD                  COM          983134107    1,525        20,000   SH   PUT    SOLE                 20,000
YAHOO INC                         COM          984332106    1,552       112,167   SH          SOLE                112,167
